Statement of Shareholder's Equity and Deficit - USD ($)	Total	Share Capital [member]	Contributed Surplus [member]	Warrants [member]	Deficit [member]
Beginning balance at Dec. 31, 2016	$ 594,604	$ 112,742,810	$ 3,707,432	$ 855,800	$ (116,711,438)
Beginning balance, share at Dec. 31, 2016		5,550,382
Statement [LineItems]
Issued pursuant to agency agreement	20,799,951	$ 20,799,951
Issued pursuant to agency agreement, shares		4,232,428
Issued private placement	4,564,737	$ 4,564,737
Issued private placement, shares		1,009,263
Issued other	67,954	$ 67,954
Issued other, shares		7,500
Share issue expense	(2,132,238)	$ (2,132,238)
Warrants exercised during the year	17,392,158	$ 17,392,158
Warrants exercised during the year, shares		1,755,141
Warrants expired during the year		$ 113,883		(113,883)
Broker warrants exercised during the year	467,264	$ 467,264
Broker warrants exercised during the year, shares		132,009
Stock based compensation	1,439,352		1,439,352
Net and Comprehensive loss for the year	(33,586,984)				(33,586,984)
Ending balance at Dec. 31, 2017	$ 9,606,798	$ 154,016,519	5,146,784	741,917	(150,298,422)
Ending balance, shares at Dec. 31, 2017	12,686,723	12,686,723
Statement [LineItems]
Issued pursuant to agency agreement	$ 16,915,394	$ 16,915,394
Issued pursuant to agency agreement, shares		8,975,126
Issued other	66,234	$ 66,234
Issued other, shares		7,500
Share issue expense	(1,297,668)	$ (1,297,668)
Warrants exercised during the year	59,998	$ 59,998
Warrants exercised during the year, shares		6,500
Warrants expired during the year		$ 741,917		$ (741,917)
Stock based compensation	1,505,625		1,505,625
Net and Comprehensive loss for the year	(22,639,272)				(22,639,272)
Ending balance at Dec. 31, 2018	$ 4,217,109	$ 170,502,394	$ 6,652,409		$ (172,937,694)
Ending balance, shares at Dec. 31, 2018	21,675,849	21,675,849